ACCOUNTING POLICIES Accounting change table (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Scenario, Previously Reported [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Dec. 31, 2013 Scenario, Adjustment [Member]	Dec. 31, 2012 Scenario, Adjustment [Member]	Dec. 31, 2011 Scenario, Adjustment [Member]	Dec. 31, 2010 Scenario, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Annual recognition of actuarial gains/(losses)									$ (12.0)	$ 58.9	$ 91.5
Cost of Goods Sold									1,528.5	1,503.8	1,391.0	1,532.8	1,485.3	1,362.3	(4.3)	18.5	28.7
Selling, General and Administrative Expense									903.5	904.5	975.4	918.0	877.8	926.8	(14.5)	26.7	48.6
Research and Development Expense									100.2	100.1	100.8	102.4	95.4	92.5	(2.2)	4.7	8.3
Other Expenses—net									48.5	4.8	9.9	77.8	20.0	19.6	(29.3)	(15.2)	(9.7)
EARNINGS BEFORE INTEREST AND INCOME TAXES									974.9	835.3	698.2	924.6	870.0	774.1	50.3	(34.7)	(75.9)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									924.3	770.3	646.0	874.0	805.0	721.9	50.3	(34.7)	(75.9)
Provision for Income Taxes									235.1	182.0	178.8	219.1	192.6	202.9	16.0	(10.6)	(24.1)
NET EARNINGS	156.1	169.7	173.4	190.0	101.6	145.2	168.9	172.6	689.2	588.3	467.2	654.9	612.4	519.0	34.3	(24.1)	(51.8)
Net earnings attributable to shareholders	152.5	171.3	172.0	188.0	103.5	146.3	163.6	167.0	683.8	580.4	456.7	649.5	604.5	508.5	34.3	(24.1)	(51.8)
Net Earnings Attributable to Shareholders (in dollars per share)	$ 0.75	$ 0.85	$ 0.85	$ 0.93	$ 0.51	$ 0.72	$ 0.80	$ 0.82	$ 3.37	$ 2.84	$ 2.23	$ 3.20	$ 2.96	$ 2.48	$ 0.17	$ (0.12)	$ (0.25)
Net Earnings Attributable to Shareholders (in dollars per share - diluted)	$ 0.75	$ 0.84	$ 0.84	$ 0.92	$ 0.51	$ 0.71	$ 0.80	$ 0.81	$ 3.36	$ 2.83	$ 2.22	$ 3.19	$ 2.95	$ 2.47	$ 0.17	$ (0.12)	$ (0.25)
Deferred Gains/(Losses) on Pension and Other Postemployment Benefits									(1.1)	0	0	11.6	(58.5)	(90.7)	(12.7)	58.5	90.7
Reclassification Adjustment for Losses Included in Net Earnings									(0.2)	0	(0.2)	37.5	23.8	14.6	(37.7)	(23.8)	(14.8)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax									0	0	0	(16.1)	10.6	24.1	16.1	(10.6)	(24.1)
AdditionalPaidinDistributedCapital	(721.5)				(772.8)				(721.5)	(772.8)		(625.3)	(676.6)		(96.2)	(96.2)		96.2
Retained Earnings	1,432.3				1,052.4				1,432.3	1,052.4		1,470.4	1,124.8		(38.1)	(72.4)		3.5
Accumulated Other Comprehensive Loss	(69.2)				(18.4)				(69.2)	(18.4)		(203.5)	(187.0)		134.3	168.6
Deferred Income Tax									23.0	6.5	(57.4)	7.0	17.1	(33.3)	16.0	(10.6)	(24.1)
Pension and Other Post Retirement Benefits Expense									$ (7.2)	$ 62.6	$ 95.0	$ 43.1	$ 27.9	$ 19.1	$ (50.3)	$ 34.7	$ 75.9